CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
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Disclosure Of Detailed Information About Management Capital Explanatory
Capital, as defined above, is summarized in the following table:

	December 31, 2023	December 31, 2022
Equity	$ 820,019	$ 455,417
Convertible debentures (Note 10)	158,478	80,021
	978,497	535,438
Less: Cash	(290,743)	(134,447)
	$ 687,754	$ 400,991